Subsequent events (Details) - Subsequent event - JD Logistics - USD ($) $ in Millions	Feb. 14, 2018	Apr. 27, 2018
Subsequent events
Amount raised	$ 2,550
Equity stake acquired by investors (as a percent)	19.00%
Subscription price paid as deposit by investors		$ 290